Equity Investments - Schedule of Income (Loss) from Equity Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Investments, All Other Investments [Abstract]
Equity investment in publicly listed company	$ 43	$ 0	$ 0
Equity method investments	(274)	(17)	(41)
Non-marketable equity securities (includes NAV)	(6)	(3)	(4)
Total income (loss) from equity investments, net	$ (237)	$ (20)	$ (45)